May 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

Re:               Gabelli Investor Funds, Inc. (the "Fund")
                  The Gabelli ABC Fund
                  FILE NOS. 33-54016 AND 811-07326

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2007 (Accession No. 0000935069-07-000980).

Any questions with respect to this filing should be directed to my attention at
(617) 338-7159.

Very truly yours,


/S/ CANDICE L. PHILLIPS
-----------------------
Candice L. Phillips
Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         D. James
         L. Dowd